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                                                       OMB Number: 3235-0570

                                                       Expires: Nov. 30, 2005

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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                                Amendment No. 1

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21675

                                    WY Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         3434 Colwell Avenue, Suite 100
                              Tampa, Florida 33614
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               (Address of principal executive offices) (Zip code)

                            Mitchell York, President
                    Wertz York Capital Management Group, LLC
                         3434 Colwell Avenue, Suite 100
                              Tampa, Florida 33614
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 866-329-2673

Date of fiscal year end: 12/31/2005

Date of reporting period: 06/30/2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SEMI-ANNUAL REPORT

Incorporated by reference from the corresponding Item in the Registrant's Form N-CSR filed with the Securities and Exchange Commission on August 30, 2005.

ITEM 2. CODE OF ETHICS.

Incorporated by reference from the corresponding Item in the Registrant's Form N-CSR filed with the Securities and Exchange Commission on August 30, 2005.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Incorporated by reference from the corresponding Item in the Registrant's Form N-CSR filed with the Securities and Exchange Commission on August 30, 2005.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Incorporated by reference from the corresponding Item in the Registrant's Form N-CSR filed with the Securities and Exchange Commission on August 30, 2005.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Incorporated by reference from the corresponding Item in the Registrant's Form N-CSR filed with the Securities and Exchange Commission on August 30, 2005.

ITEM 6. SCHEDULE OF INVESTMENTS

Incorporated by reference from the corresponding Item in the Registrant's Form N-CSR filed with the Securities and Exchange Commission on August 30, 2005.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Incorporated by reference from the corresponding Item in the Registrant's Form N-CSR filed with the Securities and Exchange Commission on August 30, 2005.

ITEM 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Incorporated by reference from the corresponding Item in the Registrant's Form N-CSR filed with the Securities and Exchange Commission on August 30, 2005.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Incorporated by reference from the corresponding Item in the Registrant's Form N-CSR filed with the Securities and Exchange Commission on August 30, 2005.

ITEM 10. CONTROLS AND PROCEDURES.

Incorporated by reference from the corresponding Item in the Registrant's Form N-CSR filed with the Securities and Exchange Commission on August 30, 2005.

ITEM 11. EXHIBITS.

(a) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WY Funds

By (Signature and Title)* /s/ Mitchell York              President
                          -----------------
Date    08/31/2005            Mitchell York

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Mitchell York              President
                          -----------------
                              Mitchell York

Date    08/31/2005

By (Signature and Title)* /s/ Brent Wertz                Treasurer
                              -----------
                              Brent Wertz

Date    08/31/2005

* Print the name and title of each signing officer under his or her signature.